Note 17 - Earnings (Loss) Per Share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Option [Member]
Note 17 - Earnings (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	247,157,450	261,321,450	260,358,588
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit	$ 0.0558	$ 0.0460	$ 0.0820
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Upper Range Limit	$ 0.4792	$ 0.4792	$ 0.4836
Restricted Stock Units (RSUs) [Member]
Note 17 - Earnings (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	36,215,100	32,838,550	8,652,550